UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7482

Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 23.6% (16.5% of Total Investments)
$ 200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$ 232,340
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
445	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	552,908
	Mellon University, Series 2012A, 5.000%, 3/01/24
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	A–	1,306,391
	University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,151,058
	Morris University, Series 2006A, 4.750%, 2/15/26
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,721,453
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	843,520
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University,
	Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	A1	1,769,688
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,399,572
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	A1	1,034,990
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	735,034
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	252,400
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	N/R	3,085,000
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	2,198,268
	Series 2012, 5.000%, 5/01/32
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	1,595,097
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	939,098
	University, Series 2010, 5.625%, 4/01/40
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	334,419
	RAAI Insured
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	4,737,012
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,344,380
	2006, 4.750%, 5/01/31
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	2,607,623
	2007A, 5.000%, 5/01/37 – NPFG Insured
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	847,845
	2011A, 5.250%, 5/01/41
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	3,408,030
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,858,210
	University, Series 2002, 5.000%, 1/01/32
1,000	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+	1,109,310
	University, Series 2010, 5.000%, 3/01/40
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,188,540
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
590	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	No Opt. Call	A–	608,325
	2003, 5.500%, 1/01/24 – RAAI Insured
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	A–	723,681
	Series 2003, 5.400%, 7/15/36
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	852,624
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	A3	1,036,570
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	2,249,960
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	Aa1	11,054,740
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	599,059
	School Project, Series 2010, 6.000%, 8/01/35
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	Aa2	1,706,066
	Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	774,690
	Bucknell University, Series 2002A, 5.250%, 4/01/19
300	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	332,103
	2010, 5.000%, 11/01/40
53,510	Total Education and Civic Organizations			57,190,004
	Health Care – 25.6% (17.9% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba2	1,137,178
1,455	5.125%, 4/01/35	4/15 at 100.00	Ba2	1,384,680
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
1,210	5.000%, 5/15/27	5/21 at 100.00	AA–	1,369,212
2,000	5.000%, 5/15/28	5/21 at 100.00	AA–	2,258,280
2,070	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	2,361,622
	5.375%, 12/01/41
1,640	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	1,987,647
	Center Project, Series 2011, 7.000%, 11/15/46
825	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	891,140
	System Project, Series 2012, 5.000%, 6/01/42 (WI/DD, Settling 8/07/12)
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	1,319,856
	Center Project, Series 2010A, 7.000%, 7/01/27
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	422,097
	2007, 5.000%, 11/01/37 – CIFG Insured
1,835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	1,987,232
	Hospital Project, Series 2010, 5.375%, 7/01/42
1,320	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	1,704,397
	General Hospital Project, Tender Option Bond 4234, 13.500%, 1/01/36 (IF)
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	2,045,074
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BB+	5,065,300
	Hospital Project, Series 2002, 5.900%, 11/15/28
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	3,212,008
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,298,125
	Series 2004A, 5.500%, 11/01/24
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	4,904,053
	Series 2007, 5.000%, 11/01/30 – AGC Insured
	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System
	Project, Series 2009:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,260,970
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,100,670
600	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/22 at 100.00	A	638,676
	Series 2012A, 5.000%, 1/01/41
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	674,115
	Series 2007, 5.125%, 1/01/37
1,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue	6/22 at 100.00	A	1,644,416
	Bonds, Abington Memorial Hospital Obligated Group, Series 2012, 5.000%, 6/01/31 (WI/DD,
	Settling 8/02/12)
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	650,055
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,345,681
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	1,067,320
650	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa1	741,423
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
930	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	1,034,309
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
1,750	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital	7/22 at 100.00	BBB–	1,833,913
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	3,923,598
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	924,830
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975,
	13.490%, 7/01/19 (IF)
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	1/13 at 100.00	N/R	2,000,180
	Warne Clinic, Series 1998, 5.625%, 7/01/24
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	482,187
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	333,152
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
1,365	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,603,302
1,135	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,319,812
1,720	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	2,030,718
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
1,300	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	1,471,002
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	615,888
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
56,730	Total Health Care			62,044,118
	Housing/Multifamily – 3.8% (2.7% of Total Investments)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue	10/12 at 100.00	AA+	2,008,980
	Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22)
	(Alternative Minimum Tax)
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	842,783
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,150,730
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,458,854
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	745,165
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
8,925	Total Housing/Multifamily			9,206,512
	Housing/Single Family – 6.4% (4.4% of Total Investments)
355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C,	10/17 at 100.00	AA+	383,421
	5.200%, 10/01/28
485	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	501,206
	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)
2,560	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	2,635,468
	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)
3,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A,	10/15 at 100.00	AA+	3,977,024
	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,403,116
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
1,325	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,371,931
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
2,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	2,699,952
	5.000%, 10/01/25
1,820	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	4/21 at 100.00	AA+	2,280,515
	Trust 3950, 12.481%, 4/01/27 (IF)
140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	10/12 at 100.00	Aa1	140,353
	6.200%, 10/01/21 (Alternative Minimum Tax)
14,340	Total Housing/Single Family			15,392,986
	Industrials – 0.6% (0.4% of Total Investments)
1,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	11/22 at 100.00	A1	1,389,153
	Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/23 (Alternative Minimum Tax)
	Long-Term Care – 6.3% (4.4% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,635,990
	Ministries Project, Series 2009, 6.375%, 1/01/39
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	4,957,042
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	1,003,430
	Series 2003A, 5.000%, 12/01/22 – RAAI Insured
500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	522,645
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,639,541
230	5.000%, 11/01/36	11/16 at 100.00	A	239,488
825	Montgomery Count Inudustrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	907,022
	ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	2/13 at 100.00	BBB	1,002,380
2,000	5.900%, 12/01/30 – RAAI Insured	12/12 at 100.00	BBB	2,002,400
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	12/12 at 100.00	BB	1,197,676
	Services Inc., Series 1998A, 5.250%, 6/01/28
14,755	Total Long-Term Care			15,107,614
	Materials – 2.4% (1.6% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,279,452
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/12 at 100.00	N/R	4,388,625
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
5,690	Total Materials			5,668,077
	Tax Obligation/General – 18.2% (12.7% of Total Investments)
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,696,150
	2009, 5.000%, 8/01/29
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA–	1,010,275
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA–	1,543,465
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA–	1,492,755
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	307,887
	Series 2007, 5.000%, 9/01/23
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa2	2,418,545
	Series 2006, 5.000%, 5/15/24 – AGM Insured
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 12.719%,	No Opt. Call	AA+	6,776,590
	3/01/15 (IF)
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	1,804,125
	6/01/34 – FGIC Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C:
1,000	5.000%, 9/01/14	No Opt. Call	AA	1,087,420
1,400	5.000%, 9/01/15	No Opt. Call	AA	1,570,744
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D,	No Opt. Call	AA	1,697,531
	4.000%, 9/01/15
3,775	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	3,949,367
	Series 2005, 5.000%, 7/15/35 – AGM Insured
1,950	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	2,250,047
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	3,085,938
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	3,068,617
	0.000%, 1/15/32 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	N/R	2,081,025
	6/01/39 – RAAI Insured
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	BBB	897,465
	5.000%, 9/15/33 – FGIC Insured
980	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aa3	993,622
	District, Series 2003, 4.000%, 5/01/21 – AGM Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AA–	1,576,344
	Series 2005D, 5.000%, 9/01/17 – AGM Insured
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	2,650,944
	NPFG Insured
46,020	Total Tax Obligation/General			43,958,856
	Tax Obligation/Limited – 9.0% (6.3% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA–	1,611,600
	2005, 5.000%, 1/15/36 – FGIC Insured
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	2,165,631
	5.000%, 12/01/32 – NPFG Insured
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	5,304,816
	11/15/17 – AGM Insured
2,550	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA–	2,966,721
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	Baa1	6,957,417
	7/01/29 – AMBAC Insured
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	942,278
	0.000%, 7/01/32 – FGIC Insured
5,670	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,343,393
	0.000%, 8/01/39
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	500,702
	5.500%, 7/01/19 – NPFG Insured
26,000	Total Tax Obligation/Limited			21,792,558
	Transportation – 12.9% (9.0% of Total Investments)
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	676,546
	Series 2003, 5.250%, 7/01/17
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	1,629,450
	5.000%, 1/01/40
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/14 at 100.00	BBB+	4,690,298
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
2,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/19 at 100.00	AA	2,439,470
	Bonds, Series 2010A, 5.000%, 12/01/38
5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	5,208,005
	0.000%, 12/01/38
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	3,034,430
	AMBAC Insured
1,400	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	1,515,416
	2009B-1, 5.000%, 12/01/37
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	3,285,035
	Insured (Alternative Minimum Tax)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	BBB	2,100,520
	5.000%, 12/01/23 – FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	6,702,344
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured
30,460	Total Transportation			31,281,514
	U.S. Guaranteed – 17.0% (11.9% of Total Investments) (4)
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/15/23	7/13 at 100.00	A+ (4)	1,258,080
	(Pre-refunded 7/15/13) – FGIC Insured
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	N/R (4)	1,753,890
	Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	N/R (4)	1,244,735
	2002, 5.250%, 11/01/16 (Pre-refunded 11/01/12) – AMBAC Insured
3,500	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	Aa3 (4)	3,848,530
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/13 at 100.00	N/R (4)	2,672,800
	Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured
475	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	532,846
	1976, 7.625%, 7/01/15 (ETM)
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	3,983,100
	University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)
720	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	N/R (4)	754,078
	2003, 5.500%, 1/01/24 (Pre-refunded 7/01/13) – RAAI Insured
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	Aa1 (4)	3,800,320
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	Aa1 (4)	1,155,390
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	559,117
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (4)	944,058
3,740	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA+ (4)	4,573,945
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (4)	2,532,120
	5.500%, 7/01/19 – NPFG Insured (ETM)
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (4)	1,127,959
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	A1 (4)	1,975,838
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	A1 (4)	2,001,431
4,060	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	4,219,923
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	A (4)	376,405
490	5.250%, 11/01/22 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	A (4)	512,329
520	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aa3 (4)	534,778
	District, Series 2003, 4.000%, 5/01/21 (Pre-refunded 5/01/13) – AGM Insured
725	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	833,482
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
37,470	Total U.S. Guaranteed			41,195,154
	Utilities – 5.1% (3.6% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB+	1,166,119
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	12/12 at 101.00	Baa1	2,022,220
	Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A–	2,216,457
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	726,012
	5.000%, 9/01/26 – AGM Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AA–	1,029,930
	2003, 5.375%, 7/01/19 – AGM Insured
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	5,251,040
	AMBAC Insured
12,025	Total Utilities			12,411,778
	Water and Sewer – 12.2% (8.6% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,111,318
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,341,964
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	602,171
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	2,636,675
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	10/12 at 100.00	AA–	4,006,800
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative
	Minimum Tax)
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond
	Trust 4015:
1,665	13.214%, 12/01/19 (IF)	No Opt. Call	AA–	2,493,537
205	13.220%, 12/01/19 (IF)	No Opt. Call	AA–	299,316
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	2,014,720
	2004, 5.000%, 7/15/22 – AGM Insured
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	1,799,264
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	N/R	1,168,204
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	N/R	2,594,420
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	558,980
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	2,142,100
	7/01/23 – AGM Insured
2,440	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,735,948
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA–	2,076,362
	12/01/34 – AGM Insured
27,150	Total Water and Sewer			29,581,779
$ 334,295	Total Investments (cost $317,277,872) – 143.1%			346,220,103
	Floating Rate Obligations – (4.9)%			(11,830,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.3)% (5)			(100,000,000)
	Other Assets Less Liabilities – 3.1%			7,554,200
	Net Assets Applicable to Common Shares – 100%			$ 241,944,303

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$346,220,103	$ —	$346,220,103

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $306,654,207.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$29,941,104
Depreciation	(2,205,064)
Net unrealized appreciation (depreciation) of investments	$27,736,040

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012